Equity (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			6 Months Ended
	Apr. 30, 2021	Mar. 25, 2021	Feb. 28, 2021	Feb. 22, 2021	May 13, 2020	Apr. 22, 2020	Mar. 13, 2020	Mar. 13, 2020	Oct. 30, 2020	Mar. 26, 2020	Feb. 14, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 15, 2020
Equity (Details) [Line Items]
Preferred stock, shares authorized												2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001
Common stock, shares authorized												200,000,000	200,000,000
Common stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001
Shares issued										800,000
Ordinary shares new issues						5,000,000
Common stock, shares issued												67,550,974	57,886,352
Weighted-average exercise price per share (in Dollars per share)			$ 5.00
Underwriting agreement, description				Company entered into an underwriting agreement (the “Underwriting Agreement”) with Univest Securities, LLC (“Univest”), as the representative of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell (i) 3,810,976 ordinary shares of the Company (“Offered Shares”), par value of $0.0001 per share (the “Ordinary Shares”) and (ii) warrants (the “Warrants”) to purchase an aggregate of 3,810,976 Ordinary Shares (the “Warrant Shares”) in an underwritten public offering (the “Offering”). In addition, the Company has granted the Underwriters a 45-day option (the “Over-Allotment Option”) to purchase up to an additional 571,646 Ordinary Shares (the “Option Shares”) and Warrants to purchase up to 571,646 Ordinary Shares at the public offering price, less underwriting discounts and commissions. The Offered Shares and Warrants are delivered on February 24, 2021, at a public offering price of $3.28 per share and associated warrant to purchase one ordinary share, as set forth in the Underwriting Agreement, subject to the satisfaction of certain closing conditions.
Issuance of additional shares	5,000,000
Common stock, shares outstanding												67,550,974	57,886,352
Public Warrants Years												5 years
Public warrants description												The Company may redeem the Public Warrants: ●in whole and not in part; ●at a price of $0.01 per warrant; ●at any time while the Public Warrants are exercisable; ●upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder; ●if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Public warrants outstanding												29,382,622	25,000,000
Description of equity rights												Each holder of a Public Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination, the Company issued 2,504,330 shares in connection with an exchange of Public Rights.
Issued shares in connection exchange of public rights												2,504,330
Net profit , percentage												10.00%
Statutory reserve capital percentage												50.00%
Non controlling interest rate													49.00%
Advertising [Member]
Equity (Details) [Line Items]
Shares issued							125,000
Price per share (in Dollars per share)							$ 2.45	$ 2.45
Yijincheng [Member]
Equity (Details) [Line Items]
Ordinary shares new issues								200,000
Stock per shares (in Dollars per share)							$ 2.45
Xingxian Li [Member]
Equity (Details) [Line Items]
Common stock, shares issued														100,000
Hong Kong Duoku Limited [Member]
Equity (Details) [Line Items]
Agreement, description									the Company entered into a subscription agreement with Hong Kong Duoku Limited (“Duoku”), pursuant to which the Company will issue 193,986 of ordinary shares at $10.31 per share to Duoku. On November 17, 2020, the Company has completed such issuance of 193,986 ordinary shares at a purchase price of $10.31 per share.
Early Bird Capital [Member]
Equity (Details) [Line Items]
Cash fees (in Dollars)												$ 8,750
Transaction value, percentage												1.00%
Description of fee amendment											Under the Fee Amendment, EarlyBirdCapital agreed to reduce its fee of $8,750 due under the Original Agreement and forgo reimbursement of expenses in exchange for a convertible promissory note in the amount of $4,000 without interest (“EBC Note”). The EBC Note is for a period of one year and is convertible, at EarlyBirdCapital’s option, into the Company’s ordinary shares at the conversion price equal to the volume-weighted average price of the Company’s ordinary shares on Nasdaq or such other securities exchange or securities market on which the Company’s ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00 (the “Floor Price”)
TKK [Member]
Equity (Details) [Line Items]
Ordinary shares issuable upon the conversion			280,000
Horgos Glary Wisdom [Member]
Equity (Details) [Line Items]
Non controlling interest rate												49.00%	49.00%
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Ordinary shares sold		571,646
Warrants sold		571,646
Price per ordinary share and associated warrant (in Dollars per share)		$ 3.28
IPO [Member]
Equity (Details) [Line Items]
Warrant description												Pursuant to the Initial Public Offering, TKK sold 25,000,000 Units at a purchase price of $10.00 per Unit, inclusive of 3,000,000 Units sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $11.50 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.
Designated Holder of Fortune Path Limited [Member]
Equity (Details) [Line Items]
Common stock, shares issued														100,000
Offering price (in Dollars per share)														$ 3.12
Consulting and Media Amplification Agreement [Member]
Equity (Details) [Line Items]
Agreement, description					pursuant to which the Company agreed to pay up to$300 in cash and issue 112,500 ordinary shares of the Company for the performance of certain services by Consortium for the Company. Consortium has received $180 in cash and the full 112,500 Shares for services rendered pursuant to the Consulting Agreement. The Company issued to Consortium another 20,000 ordinary shares on October 16, 2020 for settlement payment.
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares issued												67,550,974	57,886,352
Common stock, shares outstanding												67,550,974	57,886,352